Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Summary of covenant levels of financial covenants

The current covenant levels of the financial covenants under the Senior Secured Credit Facility are as set forth below:

Fiscal Quarter Ending	Consolidated Total Leverage Ratio (less than)	Consolidated Interest Coverage Ratio (greater than)
March 31, 2016	6.25:1.00	2.00:1.00
June 30, 2016	6.25:1.00	2.00:1.00

Schedule of percentage of principal amount at which the entity may redeem the notes

In addition, the Company may redeem the notes at its option, in whole or in part, at the following redemption prices (expressed as percentages of the principal amount thereof) if redeemed during the 12-month period commencing on February 15 of the years set forth below:

Year	Percentage
2019	107.1%
2020	104.8%
2021	102.4%
2022 and thereafter	100.0%

Schedule of outstanding debt

Outstanding debt at June 30, 2016 and December 31, 2015 is summarized as follows:

(in millions)	June 30, 2016	December 31, 2015
Revolving credit facility	$32.0	$—
Term Loan B	950.0	—
Senior Notes due 2024	425.0	—
Other	3.3	2.7

Total debt and capital leases including current portion	1,410.3	2.7
Less current portion and short-term borrowings	(1.4)	(0.4)
Less unamortized debt issuance costs	(39.0)	—

Total long-term debt and capital leases	$1,369.9	$2.3